ORDINARY SHARES CONTINGENTLY REDEEMABLE - Ordinary shares contingently redeemable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ORDINARY SHARES CONTINGENTLY REDEEMABLE
Ordinary shares contingently redeemable ending balance	¥ 72,699	$ 10,396	¥ 102,638
Remaining ordinary shares contingently redeemable	417,880,500